Interest Expense - Schedule of Interest Expense (Details)	12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2023 MYR (RM)
Schedule of Interest Expense [Abstract]
Interest expense on loan payables to related companies	RM 60,246	$ 14,315	RM 240,153	RM 344,155
Interest on lease liabilities (Note 12)	114,732	27,263	182,280	210,365
Lease modification				112,352
Interest expense	RM 174,978	$ 41,578	RM 422,433	RM 666,872